TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 738	$ 701	$ 1,102
Trade receivables, net	21,792	23,378
Trade Accounts Receivable [Member] | Unbilled Revenues [Member]
Accounts Receivable, Gross, Current	3,683	2,272
Trade Accounts Receivable [Member] | Billed Revenues [Member]
Accounts Receivable, Gross, Current	$ 18,847	$ 21,807